Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	143,009,243.70	14,618
Yield Supplement Overcollateralization Amount 09/30/23	2,780,802.24	0
Receivables Balance 09/30/23	145,790,045.94	14,618
Principal Payments	9,086,419.08	560
Defaulted Receivables	84,047.67	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/23	2,497,810.69	0
Pool Balance at 10/31/23	134,121,768.50	14,052

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.25%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,451,779.58	101
Past Due 61-90 days	286,044.44	20
Past Due 91-120 days	52,450.49	4
Past Due 121+ days	0.00	0
Total	1,790,274.51	125

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.31%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	115,106.52
Aggregate Net Losses/(Gains) - October 2023	(31,058.85)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.26%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	-0.08%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.84%
Weighted Average Contract Rate, Yield Adjusted	5.86%
Weighted Average Remaining Term	23.76

Flow of Funds	$ Amount
Collections	9,664,648.18
Investment Earnings on Cash Accounts	39,318.73
Servicing Fee	(121,491.70)
Transfer to Collection Account	-
Available Funds	9,582,475.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	64,932.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,638,425.90
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	582,361.16

Total Distributions of Available Funds	9,582,475.21

Servicing Fee	121,491.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 10/16/23	138,760,194.40
Principal Paid	8,887,475.20
Note Balance @ 11/15/23	129,872,719.20

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2a
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2b
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-3
Note Balance @ 10/16/23	23,680,194.40
Principal Paid	8,887,475.20
Note Balance @ 11/15/23	14,792,719.20
Note Factor @ 11/15/23	5.2493681%

Class A-4
Note Balance @ 10/16/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	76,830,000.00
Note Factor @ 11/15/23	100.0000000%

Class B
Note Balance @ 10/16/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	25,500,000.00
Note Factor @ 11/15/23	100.0000000%

Class C
Note Balance @ 10/16/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	12,750,000.00
Note Factor @ 11/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	112,638.85
Total Principal Paid	8,887,475.20
Total Paid	9,000,114.05

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	12,432.10
Principal Paid	8,887,475.20
Total Paid to A-3 Holders	8,899,907.30

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1328790
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.4844696
Total Distribution Amount	10.6173486

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0441167
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.5382370
Total A-3 Distribution Amount	31.5823537

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	521.91
Noteholders' Principal Distributable Amount	478.09

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	8,498,098.59
Investment Earnings	37,950.44
Investment Earnings Paid	(37,950.44)
Deposit/(Withdrawal)	-
Balance as of 11/15/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$550,805.35	$558,605.03	$584,728.83
Number of Extensions	38	38	43
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.36%	0.36%